Long-Term Debt and Capital Lease Obligations	9 Months Ended
Jan. 31, 2013
Long-Term Debt and Capital Lease Obligations
9.	Long-term debt and capital lease obligations:

	Principal Repayment terms	Facility maturity dates	January 31, 2013	April 30, 2012
Senior secured notes	At maturity	October 2020	1,287,005	1,084,109

Revolving credit facility:
US LIBOR plus a 4.5% margin	At maturity	October 2015	110,000	125,000
Alternate Base Rate plus a 3.5% margin	At maturity	October 2015	22,144	—
Other term loans:
Eurocopter Loan - 2.50%	At maturity	December 2015	2,295	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	June 2014	1,629	2,745
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	April 2018	—	10,476

Capital lease obligations	Quarterly	March 2013 - October 2017	47,894	26,922

Boundary Bay financing - 6.93%	Monthly	April 2035	32,359	33,205

Total long-term debt and capital lease obligations			1,503,326	1,287,080

Less: current portion			(24,104)	(17,701)

Long-term debt and capital lease obligations			1,479,222	1,269,379

On October 5, 2012, we issued an additional $200.0 million of senior secured notes (the “notes”). The notes were issued under the same indenture that governs the $1.1 billion of senior secured notes which were previously issued in October 2010. The notes have an aggregate principal value of $200.0 million, were issued at 101.0% of par value, bear interest at a rate of 9.25% with semi-annual interest payments on April 15 and October 15 and mature on October 15, 2020.

The notes were issued by one of our subsidiaries and are guaranteed by us and most of our subsidiaries through a general secured obligation. The notes are secured on a first-priority lien basis by the collateral of each guarantor subject to the permitted liens under the indenture, are subordinated to the priority payment lien obligations including the revolving credit facility and are senior to all unsecured indebtedness of each guarantor.

The notes have the following optional redemption features:

•

Any time prior to October 15, 2013, we can redeem 35% of the aggregate principal amount of the notes at a redemption price of 109.25% of the principal plus accrued and unpaid interest with the net proceeds of one or more equity offerings provided that at least 50% of the aggregate principal of the notes remains outstanding and the redemption occurs within 180 days of the closing date of the equity offering.

•	We can redeem the notes in whole or part, on or after October 15, 2015, at redemption prices that range from 100% to 104.625% of the principal, plus accrued and unpaid interest.

•

We can redeem up to 10% of the aggregate principal amount of the notes in any twelve month period following the issuance date up to October 15, 2015 at a redemption price of 103% of the principal plus accrued interest and unpaid interest.

We can redeem the notes in whole or in part at a price of 100% of the aggregate principal amount plus a premium equal to the greater of 1% of the principal amount or the excess of the present value at the redemption date over the principal amount of the notes. Under this option, the present value at the redemption is to be computed based on a redemption price of 104.625% on October 15, 2015 plus all required interest payments due on the notes through October 15, 2015 (excluding accrued but unpaid interest to the applicable redemption date). The applicable discount rate is equal to the treasury rate plus 50 basis points.

Each holder of the notes has the right to require us to repurchase the notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest upon the occurrence of certain events constituting a change in control of the Company.

The notes contain certain covenants limiting the incurrence of additional indebtedness and liens based on the ratio of consolidated adjusted earnings before interest, taxes, depreciation and amortization to fixed charges and total indebtedness as defined in the indenture and other restrictions including limitations on disposition of assets, the payment of dividends or redemption of equity interests and transactions with affiliates.